Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Other Assets Other and Other Liabilities [Line Items]
Equity securities without readily determinable fair value, amount	¥ 65,365	¥ 65,365